Short Term Deposits (Details) - Schedule of short term deposits - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020
Schedule of short term deposits [Abstract]
Bank deposits in U.S.$ (annual average interest rates 0.61% and 0.6%)	$ 10,024	$ 30,034
Total short-term deposits	$ 10,024	$ 30,034